Segment information and geographic data (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information and Geograhic Data - Schedule of Segment Reporting Information by Segment

12 months to December 31,	2021				2020			2019
USD'000	IoT	AI	mPKI	Total	IoT	mPKI	Total	IoT	mPKI	Total
Revenues from external customers	16,867	4,612	779	22,258	14,317	462	14,779	20,504	2,148	22,652
Intersegment revenues	128	—	3,109	3,237	—	6,786	6,786	344	6,169	6,513
Interest revenue	1	—	54	55	8	59	67	36	38	74
Interest expense	30	537	976	1,543	12	707	718	29	695	724
Depreciation and amortization	470	430	94	994	1,501	91	1,592	1,298	57	1,355
Segment income /(loss) before income taxes	(1,302)	(6,283)	(16,448)	(24,033)	(2,038)	(26,537)	(28,575)	130	(22,837)	(22,707)
Profit / (loss) from intersegment sales	6	—	148	154	—	323	323	16	294	310
Income tax recovery /(expense)	—	106	(13)	93	—	(9)	(9)	—	(13)	(13)
Other significant non cash items
Share-based compensation expense	—	—	3,783	3,783	—	393	393	—	5,414	5,414
Gain/(loss) on derivative liability	—	—	—	—	—	44	44	—	214	214
Interest and amortization of debt discount and expense	—	—	1,057	1,057	—	458	458	—	742	742
Segment assets	11,377	10,552	109,445	131,374	11,031	40,327	51,358	15,794	29,919	45,713

Segment Information and Geographic Data - Schedule of Reconciliation of Revenue
12 months to December 31,	2021	2020	2019
	USD'000	USD'000	USD'000
Revenue reconciliation
Total revenue for reportable segment	25,495	21,565	29,165
Elimination of intersegment revenue	(3,237)	(6,786)	(6,513)
Total consolidated revenue	22,258	14,779	22,652

Loss reconciliation
Total profit / (loss) from reportable segments	(24,033)	(28,575)	(22,707)
Elimination of intersegment profits	(154)	(323)	(310)
Loss before income taxes	(24,187)	(28,898)	(23,017)

Segment Information and Geographic Data - Schedule of Reconciliation of Assets
As at December 31,	2021	2020
	USD'000	USD'000
Asset reconciliation
Total assets from reportable segments	131,374	51,358
Elimination of intersegment receivables	(19,217)	(10,515)
Elimination of intersegment investment and goodwill	(23,352)	12,038
Consolidated total assets	88,805	52,881

Segment Information and Geographic Data - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	12 months ended December 31,
USD'000	2021	2020	2019
Switzerland	1,272	592	2,137
Rest of EMEA*	7,702	4,321	8,046
North America	11,148	8,260	9,691
Asia Pacific	2,062	1,526	2,504
Latin America	74	80	274
Total net sales	22,258	14,779	22,652
* EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2021	2020
Switzerland	85	37
Rest of EMEA*	495	953
North America	1	1
Asia Pacific	6	9
Total Property, plant and equipment, net of depreciation	587	1,000
* EMEA means Europe, Middle East and Africa